iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 4.7%
Amotiv Ltd. ............................. 55,181 $ 241,112
Arena REIT ............................. 173,290 373,309
Bega Cheese Ltd. ........................ 115,728 472,264
BWP Property Group Ltd.
(a)
.................. 247,874 651,411
Centuria Capital Group
(a)
.................... 17,776 23,709
Centuria Capital Group
(a)
.................... 302,188 403,051
Centuria Industrial REIT .................... 264,606 556,748
Champion Iron Ltd. ....................... 173,972 475,177
Charter Hall Long Wale REIT ................. 296,875 751,529
Charter Hall Retail REIT
(a)
................... 252,398 683,951
Charter Hall Social Infrastructure REIT .......... 157,294 291,859
Corporate Travel Management Ltd.
(a)(b)
........... 7,590 65,743
Elders Ltd. ............................. 93,453 332,010
GrainCorp Ltd., Class A .................... 97,898 333,800
Hansen Technologies Ltd. ................... 77,810 239,111
HomeCo Daily Needs REIT .................. 759,181 672,513
Judo Capital Holdings Ltd.
(a)
.................. 477,253 311,398
Karoon Energy Ltd. ....................... 320,726 320,495
Maas Group Holdings Ltd. ................... 62,806 231,763
Navigator Global Investments Ltd.
(c)
............ 88,907 154,503
Nine Entertainment Co. Holdings Ltd. ........... 575,091 352,449
NRW Holdings Ltd. ....................... 188,255 975,540
Perenti Ltd. ............................. 375,217 588,883
Perseus Mining Ltd. ....................... 599,305 2,024,949
Premier Investments Ltd. ................... 40,796 421,539
Regis Healthcare Ltd. ...................... 81,839 368,394
Select Harvests Ltd. ....................... 64,791 165,911
Service Stream Ltd. ....................... 252,712 464,849
SmartGroup Corp. Ltd. ..................... 57,040 505,102
Super Retail Group Ltd. .................... 68,372 624,582
Waypoint REIT Ltd. ....................... 269,956 453,832
14,531,486
a
Austria  — 1.4%
EVN AG ............................... 15,701 512,879
Porr AG ............................... 8,494 429,791
UNIQA Insurance Group AG ................. 49,631 1,001,231
voestalpine AG .......................... 53,283 2,488,863
4,432,764
a
Belgium  — 1.9%
Aedifica SA ............................. 37,222 3,000,326
Barco N.V. ............................. 26,226 252,106
Bekaert SA ............................. 13,833 618,229
Cofinimmo SA
(a)
.......................... 3,619 342,874
Colruyt Group N.V.
(c)
....................... 12,338 507,044
Deme Group N.V. ........................ 2,790 558,836
Montea N.V. ............................ 9,507 726,993
6,006,408
a
Canada  — 7.5%
Air Canada
(a)
............................ 101,716 1,774,337
Boardwalk REIT ......................... 28,595 1,305,501
Canadian Apartment Properties REIT
(a)
.......... 108,156 2,659,955
Dream Industrial REIT ..................... 199,642 1,969,322
Enghouse Systems Ltd. .................... 31,062 351,740
Granite REIT ............................ 42,114 2,844,718
H&R REIT ............................. 182,900 1,416,000
Linamar Corp. ........................... 26,989 1,913,826
Maple Leaf Foods, Inc. ..................... 52,721 1,134,157
Onex Corp. ............................. 39,882 2,982,468
Paramount Resources Ltd., Class A ............ 52,037 995,794
Parex Resources, Inc.
(c)
.................... 65,933 994,399
Security Shares Value
a
Canada (continued)
Russel Metals, Inc. ........................ 37,865 $ 1,605,909
Transcontinental, Inc., Class A ................ 56,259 225,710
Westshore Terminals Investment Corp. .......... 22,084 583,301
Winpak Ltd. ............................ 17,732 542,869
23,300,006
a
Denmark  — 1.6%
AL Sydbank ............................ 27,623 2,437,691
Bavarian Nordic A.S.
(a)
..................... 34,629 968,725
D/S Norden A.S. ......................... 8,562 360,153
Scandinavian Tobacco Group A.S., Class A
(d)
...... 23,436 238,487
Schouw & Co. A.S. ........................ 5,270 469,736
TORM PLC, Class A ....................... 26,412 680,725
5,155,517
a
Finland  — 2.2%
Hiab OYJ, Class B ........................ 16,135 1,022,723
Kalmar OYJ, Class B ...................... 16,182 711,010
Konecranes OYJ ......................... 86,225 2,650,664
Nokian Renkaat OYJ ...................... 52,576 720,255
Outokumpu OYJ ......................... 163,206 939,907
Tieto OYJ .............................. 44,910 939,754
6,984,313
a
France  — 5.3%
Alten SA ............................... 12,903 782,829
Canal+ SA ............................. 302,635 983,115
Carmila SA ............................. 28,768 547,238
Derichebourg SA ......................... 41,568 452,549
Elior Group SA
(c)(d)
........................ 59,895 133,829
Etablissements Maurel et Prom SA ............. 24,428 215,447
Fnac Darty SA ........................... 4,278 168,637
Nexans SA ............................. 17,895 2,978,497
Opmobility ............................. 23,312 363,933
Rubis SCA ............................. 31,325 1,099,353
SEB SA ............................... 11,656 614,307
Societe BIC SA .......................... 8,122 529,277
Sopra Steria Group ....................... 6,118 977,692
Technip Energies N.V. ..................... 66,565 2,516,247
Television Francaise 1 SA ................... 43,932 334,315
Trigano SA ............................. 3,668 589,145
Vallourec SACA
(a)
......................... 72,603 1,696,249
Vicat SACA ............................. 7,011 508,721
Wendel SE
(a)
............................ 10,726 1,008,770
16,500,150
a
Germany  — 3.6%
1&1 AG ............................... 10,974 237,580
Aurubis AG
(c)
............................ 14,574 3,020,795
Befesa SA
(d)
............................ 16,750 571,033
CANCOM SE ........................... 10,611 282,645
Duerr AG .............................. 21,638 438,788
flatexDEGIRO SE ........................ 35,857 1,539,563
Freenet AG ............................. 53,717 1,384,613
Hornbach Holding AG & Co. KGaA ............. 4,712 422,884
Jenoptik AG ............................ 22,754 1,226,861
KWS Saat SE & Co KGaA ................... 4,464 343,778
United Internet AG, Registered ................ 33,371 877,441
Wacker Chemie AG
(a)
...................... 7,542 783,611
11,129,592
a
Hong Kong  — 0.3%
Luk Fook Holdings International Ltd. ............ 124,000 350,590
Pacific Basin Shipping Ltd. .................. 1,860,000 641,433
992,023
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Ireland  — 1.0%
Cairn Homes PLC ........................ 262,136 $ 739,968
Glanbia PLC ............................ 88,637 2,478,780
3,218,748
a
Israel  — 1.0%
Cellcom Israel Ltd. ........................ 48,022 496,396
Equital Ltd.
(a)
............................ 10,106 352,415
Formula Systems 1985 Ltd. .................. 4,280 445,804
Isracard Ltd. ............................ 81,983 310,130
Oil Refineries Ltd. ........................ 963,976 510,195
Partner Communications Co. Ltd. .............. 59,070 721,515
Summit Real Estate Holdings Ltd. .............. 16,864 268,644
3,105,099
a
Italy  — 3.8%
Banca Generali SpA ....................... 24,564 1,833,873
Brembo N.V. ............................ 63,148 740,760
Cementir Holding N.V.
(c)
.................... 18,228 303,259
Credito Emiliano SpA ...................... 32,025 622,929
Danieli & C Officine Meccaniche SpA ........... 5,398 415,834
De' Longhi SpA .......................... 30,359 1,289,574
Enav SpA
(d)
............................. 110,952 659,107
Iveco Group N.V.
(c)
........................ 81,514 1,296,240
MARR SpA ............................. 13,702 102,753
RAI Way SpA
(d)
.......................... 38,750 224,095
Saipem SpA ............................ 573,066 2,881,084
Sanlorenzo SpA .......................... 5,890 241,412
Sesa SpA .............................. 3,247 333,425
Tamburi Investment Partners SpA .............. 48,771 488,236
Tinexta SpA
(a)
........................... 3,658 63,530
Webuild SpA ............................ 194,099 505,914
12,002,025
a
Japan  — 30.0%
A&D HOLON Holdings Co. Ltd. ............... 12,400 222,222
ADEKA Corp. ........................... 37,200 969,966
Ai Holdings Corp. ......................... 18,600 307,763
Aica Kogyo Co. Ltd. ....................... 24,800 565,057
Aichi Financial Group, Inc. ................... 80,600 692,940
Aichi Steel Corp. ......................... 12,400 230,969
Aida Engineering Ltd. ...................... 18,600 132,546
Aisan Industry Co. Ltd. ..................... 12,400 145,710
Alconix Corp. ........................... 12,400 191,449
Alpen Co. Ltd.
(c)
.......................... 6,200 78,253
AOKI Holdings, Inc. ....................... 12,400 125,406
Aoyama Trading Co. Ltd. .................... 49,600 210,498
ARCLANDS CORP. ....................... 24,900 295,047
Arcs Co. Ltd. ............................ 18,600 388,968
Artience Co. Ltd. ......................... 12,400 331,679
Asahi Co. Ltd. ........................... 6,200 49,284
ASAHI YUKIZAI CORP. .................... 6,200 276,136
ASKA Pharmaceutical Holdings Co. Ltd. ......... 12,400 176,450
Autobacs Seven Co. Ltd. .................... 31,000 278,720
Awa Bank Ltd. (The) ....................... 12,400 556,979
Bank of Iwate Ltd. (The) .................... 24,800 315,477
Bank of Nagoya Ltd. (The) ................... 18,600 687,913
Bank of Saga Ltd. (The) .................... 6,200 202,553
Bank of the Ryukyus Ltd. ................... 18,600 301,320
Belc Co. Ltd. ............................ 6,200 248,182
Bell System24 Holdings, Inc. ................. 12,400 103,401
BML, Inc. .............................. 6,200 137,614
Bunka Shutter Co. Ltd. ..................... 24,800 294,131
Cawachi Ltd.
(a)
........................... 6,200 133,164
CCI Group, Inc. .......................... 86,900 549,902
Central Glass Co. Ltd. ..................... 6,200 169,801
Security Shares Value
a
Japan (continued)
Change Holdings, Inc.
(c)
.................... 12,400 $ 69,150
Chudenko Corp. ......................... 12,400 415,811
Citizen Watch Co. Ltd. ..................... 93,000 1,397,282
CMK Corp. ............................. 24,800 101,207
Cosel Co. Ltd. ........................... 6,300 58,754
Create SD Holdings Co. Ltd. ................. 12,400 248,290
Daido Metal Co. Ltd. ....................... 18,600 194,012
Daiichikosho Co. Ltd. ...................... 31,000 326,894
Daikyonishikawa Corp. ..................... 12,400 76,665
Dainichiseika Color & Chemicals Manufacturing Co.
Ltd. ................................ 24,800 161,099
Daishi Hokuetsu Financial Group, Inc. ........... 105,400 1,390,619
DCM Holdings Co. Ltd. ..................... 43,400 408,097
DeNA Co. Ltd. ........................... 24,800 374,982
Denka Co. Ltd. .......................... 37,200 1,003,110
Doshisha Co. Ltd. ........................ 12,400 217,453
Doutor Nichires Holdings Co. Ltd. .............. 12,400 207,258
DyDo Group Holdings, Inc. .................. 6,200 101,697
Eagle Industry Co. Ltd. ..................... 12,400 219,392
EDION Corp. ........................... 37,200 516,680
Elecom Co. Ltd. .......................... 18,600 205,125
ESPEC Corp
(a)
.......................... 6,200 163,011
Exedy Corp. ............................ 12,400 444,435
FCC Co. Ltd. ............................ 12,400 260,447
Ferrotec Corp. ........................... 18,600 1,112,180
First Bank of Toyama Ltd. (The) ............... 24,800 391,030
Fuji Co. Ltd. ............................ 12,400 151,715
Fuji Pharma Co. Ltd. ...................... 6,200 76,411
Fuji Seal International, Inc. .................. 18,600 325,680
Fukuda Denshi Co. Ltd. .................... 6,200 431,118
Fukuyama Transporting Co. Ltd. ............... 12,400 423,784
Futaba Industrial Co. Ltd. ................... 24,800 144,221
Glory Ltd. .............................. 18,600 450,097
GMO Financial Holdings, Inc. ................. 12,400 75,423
GREE Holdings, Inc. ...................... 31,000 71,978
Gunze Ltd. ............................. 12,400 295,838
Hakuto Co. Ltd.
(a)
......................... 6,200 174,534
Hamakyorex Co. Ltd. ...................... 24,800 278,125
Hanwa Co. Ltd. .......................... 68,200 715,878
Heiwado Co. Ltd. ......................... 12,400 193,031
HI-LEX CORP. .......................... 12,400 154,298
Hirata Corp. ............................ 12,400 232,267
Hochiki Corp.
(a)
.......................... 24,800 298,063
Hodogaya Chemical Co. Ltd.
(a)
................ 6,200 79,942
Hokuetsu Corp. .......................... 49,600 268,788
Hoshino Resorts REIT, Inc. .................. 248 366,529
Hosokawa Micron Corp. .................... 6,200 188,367
Hyakugo Bank Ltd. (The) ................... 99,300 1,219,174
Hyakujushi Bank Ltd. (The) .................. 43,400 688,546
Idec Corp. ............................. 12,400 250,678
Iino Kaiun Kaisha Ltd. ...................... 37,200 320,238
Inabata & Co. Ltd. ........................ 18,600 446,102
Iriso Electronics Co. Ltd. .................... 6,200 111,976
Ishihara Sangyo Kaisha Ltd. ................. 12,400 219,170
Itochu Enex Co. Ltd. ....................... 18,600 229,169
Izumi Co. Ltd. ........................... 49,600 293,764
JAFCO Group Co. Ltd. ..................... 24,800 362,811
Japan Petroleum Exploration Co. Ltd. ........... 62,000 607,649
Japan Pulp & Paper Co. Ltd. ................. 37,500 247,715
Japan Wool Textile Co. Ltd. (The) .............. 18,600 196,325
JDC Corp. ............................. 24,800 79,964
Joyful Honda Co. Ltd. ...................... 18,600 259,411
Juroku Financial Group, Inc. ................. 68,200 987,269
K&O Energy Group, Inc. .................... 12,400 145,773

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Kaga Electronics Co. Ltd. ................... 18,600 $ 485,499
Kameda Seika Co. Ltd. ..................... 18,600 139,683
Kanamoto Co. Ltd. ........................ 12,400 407,670
Kanematsu Corp. ......................... 74,400 950,891
Kanto Denka Kogyo Co. Ltd. ................. 24,900 553,775
KAWADA TECHNOLOGIES, Inc. .............. 18,600 150,394
Keiyo Bank Ltd. (The) ...................... 49,600 763,209
KH Neochem Co. Ltd. ...................... 12,400 227,872
Kissei Pharmaceutical Co. Ltd. ................ 12,400 312,979
Kitz Corp. .............................. 31,000 488,175
Kiyo Bank Ltd. (The) ....................... 24,800 682,803
Komeri Co. Ltd. .......................... 12,400 271,731
Komori Corp. ........................... 18,600 172,506
Konoike Transport Co. Ltd. .................. 12,400 207,573
Kosaido Holdings Co. Ltd.
(c)
.................. 37,200 129,600
KPP Group Holdings Co. Ltd. ................. 18,600 118,242
Kumiai Chemical Industry Co. Ltd. ............. 37,200 164,671
Kurabo Industries Ltd. ..................... 6,200 383,742
Kureha Corp. ........................... 12,400 295,926
KYB Corp. ............................. 12,400 296,186
Kyodo Printing Co. Ltd. ..................... 6,200 60,407
Kyorin Pharmaceutical Co. Ltd. ............... 18,600 132,432
Life Corp. .............................. 18,600 302,635
LIFULL Co. Ltd. .......................... 31,000 37,595
Lintec Corp. ............................ 18,600 820,487
Makino Milling Machine Co. Ltd. ............... 12,400 1,163,147
Maruzen Showa Unyu Co. Ltd. ................ 6,200 282,227
Maxell Ltd. ............................. 12,400 163,733
Megmilk Snow Brand Co. Ltd. ................ 18,600 415,345
Menicon Co. Ltd.
(c)
........................ 24,800 253,738
METAWATER Co. Ltd. ..................... 12,400 255,930
MIRAIT ONE Corp. ....................... 37,200 888,990
Mitsubishi Research Institute, Inc. .............. 6,200 169,910
Mitsuboshi Belting Ltd. ..................... 12,400 302,691
MIXI, Inc. .............................. 12,400 206,856
Miyazaki Bank Ltd. (The) .................... 31,000 408,532
Musashino Bank Ltd. (The) .................. 37,200 579,881
Nachi-Fujikoshi Corp. ...................... 6,200 229,085
Nanto Bank Ltd. (The) ..................... 62,000 677,752
Nichicon Corp. .......................... 24,800 644,967
Nichiden Corp. .......................... 6,200 98,389
Nichiha Corp. ........................... 12,400 233,765
Nihon Parkerizing Co. Ltd. ................... 43,400 454,986
Nikkiso Co. Ltd. .......................... 24,800 625,019
Nippn Corp. ............................ 31,000 534,675
Nippon Carbon Co. Ltd. .................... 6,200 177,310
Nippon Denko Co. Ltd. ..................... 43,400 116,879
Nippon Light Metal Holdings Co. Ltd. ............ 24,800 419,482
Nippon Seiki Co. Ltd. ...................... 18,600 283,863
Nippon Signal Co. Ltd. ..................... 18,600 180,894
Nippon Soda Co. Ltd. ...................... 18,600 406,955
Nippon Thompson Co. Ltd. .................. 24,900 336,780
Nippon Yakin Kogyo Co. Ltd. ................. 6,200 179,297
Nishi-Nippon Financial Holdings, Inc. ........... 55,800 1,434,745
Nisshin Oillio Group Ltd. (The) ................ 31,000 350,702
Nisshinbo Holdings, Inc. .................... 62,000 956,399
Nissui Corp. ............................ 124,200 982,951
Nitto Kogyo Corp. ........................ 12,400 366,631
Nojima Corp. ............................ 80,700 659,977
Noritake Co. Ltd. ......................... 18,600 471,006
Noritsu Koki Co. Ltd. ...................... 24,800 309,629
Noritz Corp. ............................ 12,400 174,802
North Pacific Bank Ltd. ..................... 149,000 1,029,990
NPR-RIKEN CORP. ....................... 12,400 297,486
Security Shares Value
a
Japan (continued)
NS United Kaiun Kaisha Ltd. ................. 6,200 $ 246,835
NTN Corp. ............................. 242,500 599,303
Obara Group, Inc. ........................ 6,200 233,360
Ogaki Kyoritsu Bank Ltd. (The) ................ 12,400 559,893
Oisix, Inc. .............................. 12,400 115,498
Oita Bank Ltd. (The) ....................... 31,000 464,045
Okabe Co. Ltd. .......................... 12,400 68,266
Okamura Corp. .......................... 31,200 440,754
Okasan Securities Group, Inc. ................ 80,800 481,252
Okinawa Financial Group, Inc. ................ 6,200 244,417
OKUMA Corp. ........................... 18,600 536,494
Okura Industrial Co. Ltd. .................... 6,400 188,680
Optex Group Co. Ltd. ...................... 12,400 322,835
Osaki Electric Co. Ltd. ..................... 12,400 114,719
OSG Corp.
(c)
............................ 31,000 698,949
Pack Corp. (The) ......................... 18,600 155,115
Pasona Group, Inc. ....................... 6,200 57,395
PILLAR Corp. ........................... 6,200 417,914
Pilot Corp. ............................. 37,200 388,050
Press Kogyo Co. Ltd. ...................... 31,000 149,660
Prima Meat Packers Ltd. .................... 12,400 179,965
Qol Holdings Co. Ltd. ...................... 6,200 71,275
Rengo Co. Ltd. .......................... 93,100 814,595
Roland Corp. ........................... 6,200 158,180
RS Technologies Co. Ltd. ................... 6,200 282,124
Ryobi Ltd. .............................. 12,400 199,350
S Foods, Inc. ........................... 6,200 100,867
Sakai Chemical Industry Co. Ltd. .............. 6,200 179,194
Sakata INX Corp. ......................... 18,600 272,820
San ju San Financial Group, Inc. .............. 37,600 402,050
San-Ai Obbli Co. Ltd. ...................... 18,600 239,696
San-In Godo Bank Ltd. (The) ................. 62,000 875,395
Sanoh Industrial Co. Ltd. .................... 12,400 73,006
Sanyo Chemical Industries Ltd. ............... 6,200 187,439
Sanyo Denki Co. Ltd. ...................... 12,400 504,425
SBS Holdings, Inc. ........................ 6,200 165,399
Seiren Co. Ltd. .......................... 24,800 503,042
Senshu Electric Co. Ltd. .................... 6,200 269,986
Senshu Ikeda Holdings, Inc. ................. 105,500 640,773
Shibaura Machine Co. Ltd. .................. 12,400 346,321
Shiga Bank Ltd. (The) ...................... 86,800 1,402,117
Shin Nippon Biomedical Laboratories Ltd.
(a)
....... 12,400 88,382
Shindengen Electric Manufacturing Co. Ltd. ....... 6,200 145,645
Shin-Etsu Polymer Co. Ltd. .................. 12,400 185,079
Shinmaywa Industries Ltd. ................... 18,700 233,365
Ship Healthcare Holdings, Inc. ................ 37,200 496,852
Shizuoka Gas Co. Ltd. ..................... 18,600 143,675
Showa Sangyo Co. Ltd. .................... 12,400 258,925
Siix Corp. .............................. 12,400 100,208
Sodick Co. Ltd. .......................... 18,600 223,882
Starts Corp., Inc. ......................... 12,400 346,966
Stella Chemifa Corp. ...................... 6,200 254,195
Sumida Corp. ........................... 12,400 105,506
Sumitomo Osaka Cement Co. Ltd. ............. 12,400 467,007
Sumitomo Seika Chemicals Co. Ltd. ............ 18,600 146,400
Sumitomo Warehouse Co. Ltd. (The) ........... 24,800 571,622
Suruga Bank Ltd. ......................... 55,800 841,723
T Hasegawa Co. Ltd. ...................... 12,400 244,232
Tachi-S Co. Ltd. .......................... 18,600 244,054
Tadano Ltd. ............................ 49,600 390,682
Takaoka Toko Co. Ltd. ..................... 6,200 291,168
Takara Standard Co. Ltd. ................... 18,600 356,581
Takasago International Corp. ................. 37,200 257,877
Tamura Corp. ........................... 31,000 181,795

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Tayca Corp. ............................ 6,200 $ 90,771
Toa Corp. .............................. 12,400 120,147
Toagosei Co. Ltd. ......................... 37,300 401,785
Tochigi Bank Ltd. (The) ..................... 37,200 214,956
Toei Co. Ltd. ............................ 12,400 441,127
Toenec Corp. ........................... 18,600 259,414
Toho Bank Ltd. (The) ...................... 99,300 478,218
Tokai Carbon Co. Ltd. ...................... 86,800 923,590
TOKAI Holdings Corp. ..................... 49,600 351,109
Tokai Rika Co. Ltd. ........................ 24,800 454,504
Tokuyama Corp. ......................... 31,000 941,935
Tokyo Electron Device Ltd. .................. 6,200 150,114
Tokyo Kiraboshi Financial Group, Inc. ........... 99,200 1,110,074
Tokyo Steel Manufacturing Co. Ltd. ............. 18,700 194,500
Tokyotokeiba Co. Ltd. ...................... 6,200 184,855
Tokyu Construction Co. Ltd. .................. 37,200 270,452
TOMONY Holdings, Inc. .................... 74,500 405,678
Topre Corp. ............................. 18,600 305,020
Toyo Kanetsu KK ......................... 6,200 93,643
Toyo Tanso Co. Ltd. ....................... 6,200 285,495
Transcosmos, Inc. ........................ 12,400 274,952
TRE Holdings Corp. ....................... 18,600 240,202
Trusco Nakayama Corp. .................... 18,600 261,667
TSI Holdings Co. Ltd. ...................... 18,600 132,664
Tsubakimoto Chain Co. ..................... 37,300 592,061
Tsuburaya Fields Holdings, Inc. ............... 18,600 159,599
Tsugami Corp. ........................... 18,600 936,035
Tsukishima Holdings Co. Ltd. ................. 12,400 200,574
TV Asahi Holdings Corp. .................... 6,200 120,424
UNISOL Holdings Corp. .................... 6,200 82,297
United Super Markets Holdings, Inc. ............ 37,266 183,660
Ushio, Inc. ............................. 31,000 866,408
Valor Holdings Co. Ltd. ..................... 18,600 447,178
Wakita & Co. Ltd. ......................... 18,600 198,703
Warabeya Nichiyo Holdings Co. Ltd. ............ 6,200 100,794
YAMABIKO Corp. ........................ 18,600 436,764
Yamae Group Holdings Co. Ltd. ............... 6,200 109,367
Yamanashi Chuo Bank Ltd. (The) .............. 12,400 477,227
Yamazen Corp. .......................... 18,600 193,111
Yellow Hat Ltd. .......................... 24,800 268,999
Yodoko Ltd. ............................ 55,900 444,024
Yokogawa Bridge Holdings Corp. .............. 12,400 217,571
Zacros Corp. ............................ 24,800 211,959
ZERIA Pharmaceutical Co. Ltd. ............... 12,400 156,032
Zojirushi Corp. ........................... 12,400 102,005
93,797,018
a
New Zealand  — 0.2%
Summerset Group Holdings Ltd. ............... 96,481 477,358
a
Norway  — 3.1%
Aker Solutions ASA ....................... 116,746 524,066
BW LPG Ltd.
(d)
.......................... 39,386 686,191
DNO ASA .............................. 359,352 591,275
Elkem ASA
(a)(d)
........................... 119,437 386,470
Hoegh Autoliners ASA ..................... 45,733 669,466
MPC Container Ships ASA .................. 151,528 388,062
SpareBank 1 SMN ........................ 56,048 1,064,763
Subsea 7 SA ............................ 100,249 3,423,161
TGS ASA .............................. 85,293 1,108,384
Wallenius Wilhelmsen ASA, Class B ............ 45,482 603,302
Wilh Wilhelmsen Holding ASA, Class A .......... 4,402 305,518
9,750,658
a
Security Shares Value
a
Poland  — 0.6%
Cyfrowy Polsat SA
(a)
....................... 71,796 $ 289,089
Enea SA ............................... 112,038 577,196
Tauron Polska Energia SA ................... 465,222 1,128,912
1,995,197
a
Portugal  — 0.3%
Sonae SGPS SA ......................... 344,761 793,919
a
Singapore  — 1.5%
Bumitama Agri Ltd. ........................ 117,800 149,327
Capitaland India Trust ...................... 421,600 332,928
Digital Core REIT Management Pte Ltd. ......... 341,000 172,364
First Resources Ltd. ....................... 186,200 447,600
Frasers Centrepoint Trust ................... 570,832 998,146
Golden Agri-Resources Ltd. .................. 2,852,000 595,200
Hafnia Ltd. ............................. 111,891 731,358
iFAST Corp. Ltd.
(c)
........................ 68,300 467,107
Lendlease Global Commercial REIT ............ 1,097,400 484,150
Nanofilm Technologies International Ltd.
(c)
........ 130,200 122,505
Singapore Post Ltd. ....................... 768,800 202,042
4,702,727
a
Spain  — 2.7%
Acerinox SA ............................ 105,207 1,844,408
Atresmedia Corp. de Medios de Comunicacion SA .. 40,589 221,368
CIE Automotive SA ........................ 29,439 897,697
Construcciones y Auxiliar de Ferrocarriles SA ...... 7,445 540,807
Elecnor SA ............................. 16,244 738,015
Global Dominion Access SA
(d)
................ 39,866 135,823
Logista Integral SA ........................ 26,040 1,004,542
Puig Brands SA, Class B .................... 65,145 1,201,846
Unicaja Banco SA
(d)
....................... 500,909 1,785,437
8,369,943
a
Sweden  — 3.7%
Avanza Bank Holding AB ................... 57,993 2,324,139
Catena AB ............................. 18,739 804,708
Clas Ohlson AB, Class B .................... 15,810 698,170
Cloetta AB, Class B ....................... 77,748 394,479
Granges AB ............................ 45,349 803,612
Hufvudstaden AB, Class A ................... 42,594 525,531
Kinnevik AB, Class B
(a)
..................... 106,636 572,529
NCC AB, Class B ......................... 37,530 738,700
Nordnet AB publ ......................... 88,217 3,355,234
Peab AB, Class B ........................ 69,595 654,184
Ratos AB, Class B ........................ 88,660 304,178
Vitec Software Group AB, Class B ............. 14,694 346,279
11,521,743
a
Switzerland  — 6.6%
Adecco Group AG, Registered ................ 71,424 1,317,958
Autoneum Holding AG ..................... 992 132,621
Basilea Pharmaceutica Ag Allschwil, Registered
(a)
... 5,580 368,478
Burckhardt Compression Holding AG ........... 1,364 798,169
Cembra Money Bank AG .................... 13,276 1,554,013
Cie Financiere Tradition SA, Bearer ............ 620 230,886
Emmi AG, Registered ...................... 955 1,039,370
Forbo Holding AG, Registered ................ 434 399,545
Galenica AG
(d)
........................... 22,207 2,315,670
Huber + Suhner AG, Registered ............... 6,386 1,771,439
Implenia AG, Registered .................... 6,470 570,260
SFS Group AG .......................... 7,197 1,186,142
Siegfried Holding AG, Registered
(a)(c)
............ 17,918 1,567,928
SKAN Group AG ......................... 5,649 386,188
St Galler Kantonalbank AG, Registered .......... 1,241 986,011
Sulzer AG, Registered ..................... 7,630 1,266,783

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Tecan Group AG, Registered ................. 5,647 $ 1,129,433
Valiant Holding AG, Registered ............... 7,009 1,394,860
Vontobel Holding AG, Registered .............. 11,789 1,070,338
Ypsomed Holding AG, Registered .............. 1,737 783,533
Zehnder Group AG, Registered ............... 3,906 301,396
20,571,021
a
United Kingdom  — 16.1%
Aberdeen Group PLC ...................... 803,399 2,539,098
Balfour Beatty PLC ....................... 215,221 2,475,748
Bellway PLC ............................ 49,848 1,281,423
Big Yellow Group PLC
(a)
.................... 82,136 982,523
Breedon Group PLC ....................... 123,752 485,230
CMC Markets PLC
(d)
....................... 42,780 259,557
Currys PLC ............................. 449,011 950,563
Derwent London PLC
(a)
..................... 49,600 1,277,021
Drax Group PLC ......................... 151,057 1,520,805
easyJet PLC ............................ 165,726 1,225,883
Frasers Group PLC
(a)
...................... 46,934 447,618
Genuit Group PLC ........................ 107,632 395,297
Grafton Group PLC, CDI .................... 75,741 904,894
Great Portland Estates PLC .................. 175,172 770,511
Harbour Energy PLC ...................... 244,404 692,420
IG Group Holdings PLC .................... 143,983 3,472,130
Inchcape PLC ........................... 134,571 1,376,248
IntegraFin Holdings PLC .................... 109,430 514,569
International Workplace Group PLC ............ 337,161 827,428
Investec PLC ........................... 259,937 2,068,619
Ithaca Energy PLC ........................ 102,920 294,295
ITV PLC ............................... 1,604,725 1,714,269
Jupiter Fund Management PLC ............... 184,519 400,411
Keller Group PLC ........................ 29,151 1,026,231
Lancashire Holdings Ltd. .................... 109,425 936,675
Lion Finance Group PLC .................... 15,012 2,257,418
LondonMetric Property PLC .................. 989,587 2,470,041
Mitchells & Butlers PLC
(a)
................... 113,033 365,971
Molten Ventures PLC
(a)
..................... 64,232 494,756
Morgan Advanced Materials PLC .............. 123,059 347,889
OSB Group PLC ......................... 155,645 1,071,327
Paragon Banking Group PLC ................. 83,108 845,717
Picton Property Income Ltd. .................. 230,272 217,171
Premier Foods PLC ....................... 295,045 801,969
Safestore Holdings PLC .................... 96,025 779,172
Shaftesbury Capital PLC .................... 649,960 1,190,615
Supermarket Income REIT PLC ............... 555,520 647,175
Tate & Lyle PLC .......................... 161,280 1,184,771
TBC Bank Group PLC ..................... 20,226 1,188,330
TP ICAP Group PLC ...................... 329,052 1,477,164
Travis Perkins PLC ....................... 90,768 665,078
Tritax Big Box REIT PLC .................... 1,083,761 2,321,895
TUI AG ............................... 198,768 1,644,050
Vesuvius PLC ........................... 84,644 502,997
Security Shares Value
a
United Kingdom (continued)
Vistry Group PLC
(a)
........................ 144,474 $ 492,058
Zigup PLC ............................. 95,600 575,711
50,380,741
a
Total Common Stocks — 99.1%
(Cost: $ 300,995,223) ................................ 309,718,456
a
Preferred Stocks
Germany  — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS 3,844 362,388
a
Total Preferred Stocks — 0.1%
(Cost: $404,005) ................................... 362,388
a
Rights
United Kingdom  — 0.0%
Greencore Group CVR (Expires 01/16/29)
(a)(b)
...... 23,009 610
a
Total Rights — 0.0%
(Cost: $649) ...................................... 610
a
Total Long-Term Investments — 99.2%
(Cost: $301,399,877) ................................ 310,081,454
a
Short-Term Securities
Money Market Funds  —  2.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(e)(f)(g)
...................... 5,686,910 5,688,616
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(e)(f)
............................. 409,979 409,979
a
Total Short-Term Securities — 2.0%
(Cost: $6,098,191) .................................. 6,098,595
Total Investments —  101.2%
(Cost: $307,498,068) ................................ 316,180,049
Liabilities in Excess of Other Assets — (1.2)% ............... (3,739,737)
Net Assets — 100.0% ................................. $ 312,440,312
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
International Developed Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,020,653 $ 2,667,652
(a)
$ — $ (213) $ 524 $ 5,688,616 5,686,910 $ 16,120
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 18,529 391,450
(a)
— — — 409,979 409,979 1,564 —
$ — $ (213) $ 524
$ 6,098,595
$ 17,684 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 22 09/10/26 $ 547 $ 24,222
Mini S&P/TSX 60 Index ................................................................ 7 09/17/26 507 (3,374)
STOXX Europe 600 Index ............................................................... 33 09/18/26 1,215 7,694
$ 28,542

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,964,063  $ 259,688,650  $ 65,743  $ 309,718,456
Preferred Stocks ......................................... —  362,388  —  362,388
Rights ................................................ —  —  610  610
Short-Term Securities
Money Market Funds ...................................... 6,098,595  —  —  6,098,595
$ 56,062,658  $ 260,051,038  $ 66,353  $ 316,180,049
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,916  $ —  $ —  $ 31,916
Liabilities
Equity Contracts ........................................... (3,374) —  —  (3,374)
$ 28,542  $ —  $ —  $ 28,542
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CDI CREST Depository Interest
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)